SCHEDULE OF VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	$ 2,028,534	$ 3,912,122
Current liabilities	(1,229,295)	(1,312,841)
Net deficit	1,541,941	3,312,972
Cash	1,438,430	2,597,848
Prepaid taxes	339,367	636,218
Total current liabilities	1,229,295	1,312,841
Operating revenues	1,856,564	1,016,962
Gross profit	1,190,522	719,629
Loss from operations	(1,533,266)	(1,858,568)
Net loss	(1,686,899)	(2,524,244)
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	3,350	18,850
Current liabilities	(43,512)	(51,272)
Net deficit	(40,162)	(32,422)
Cash	1,609	17,493
Prepaid taxes	1,741	1,357
Accounts payable – intercompany	42,422	49,724
Other payables and accrued liabilities	1,090	1,548
Total current liabilities	43,512	51,272
Operating revenues
Gross profit
Loss from operations	(9,432)	(21,966)
Net loss	$ (9,432)	$ (27,966)